INVESTMENT IN AFFILIATES Hilli LLC Financial Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule of Equity Method Investments [Line Items]
Current assets	$ 164,529	$ 311,496
Current liabilities	(136,107)	(180,087)
Net income	76,548	$ 144,848	$ 185,742
Hilli LLC
Schedule of Equity Method Investments [Line Items]
Current assets	124,642
Non-current assets	1,392,711
Current liabilities	(109,773)
Non-current liabilities	(1,004,184)
Revenues	127,625
Net income	$ 77,842